Fair Value Measurements - Level 3 Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Assets, Fair Value, beginning balance	$ 2,931.2		$ 2,860.3		$ 2,860.3		$ 2,255.3
Total Realized/Unrealized Gains (Losses) Included in Net income	105.1		241.1		282.2		460.8
Purchases	484.4		408.5		389.8		1,630.8
Sales	(608.4)		(431.3)		(601.1)		(1,459.5)
Assets, Fair Value, ending balance	2,912.3		3,078.6		2,931.2		2,860.3
Level 3 | Measured at fair value on a recurring basis
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Derivatives, ending balance					22.9		(24.8)
Fair Value, Derivatives, beginning balance			(24.8)		(24.8)		75.5
Total Realized/Unrealized Gains (Losses) Included in Net income					4.2		(36.3)
Total Realized/Unrealized Gains (Losses) Included in OCI					0		0
Purchases					23.9		0
Issuances					0		(64.0)
Sales					0		0
Settlements					25.0		0
Transfers in to Level 3					0	[1]	0	[1]
Transfers out of Level 3					(5.4)	[1]	0	[1]
Fair Value, Derivatives, ending balance					22.9		(24.8)
Change In Unrealized Gains (Losses) Included in Earnings					(2.6)	[2]	(53.7)	[2]
Level 3 | Measured at fair value on a recurring basis | U.S. corporate, state and municipalities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance	524.2		520.6		520.6		79.4
Total Realized/Unrealized Gains (Losses) Included in Net income	(0.3)		1.0		0.7		(0.3)
Total Realized/Unrealized Gains (Losses) Included in OCI	(6.7)		(5.8)		(7.8)		6.0
Purchases	0.1		15.4		0.5		53.7
Issuances	0		0		0		0
Sales	(10.1)		(3.1)		(3.1)		0
Settlements	(40.8)		(54.2)		(93.1)		(93.5)
Transfers in to Level 3	62.4	[1],[3]	133.3	[1],[3]	142.7	[1]	478.3	[1]
Fair Value, Assets, ending balance	449.7		560.7		524.2		520.6
Transfers out of Level 3	(79.1)	[1],[3]	(46.5)	[1],[3]	(36.3)	[1]	(3.0)	[1]
Change In Unrealized Gains (Losses) Included in Earnings	(0.4)	[3]	0.6	[3]	0.4	[2]	(0.2)	[2]
Level 3 | Measured at fair value on a recurring basis | Foreign securities government
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance	104.2		160.6		160.6		56.0
Total Realized/Unrealized Gains (Losses) Included in Net income	0.2		1.8		1.8		1.5
Total Realized/Unrealized Gains (Losses) Included in OCI	8.6		(12.0)		(12.4)		(10.6)
Purchases	0		0		0		58.3
Issuances	0		0		0		0
Sales	(4.7)		(11.6)		(11.5)		(39.0)
Settlements	(36.3)		(7.4)		(28.8)		(10.3)
Transfers in to Level 3	20.0	[1],[3]	79.4	[1],[3]	79.4	[1]	107.5	[1]
Fair Value, Assets, ending balance	92.0		125.9		104.2		160.6
Transfers out of Level 3	0	[1],[3]	(84.9)	[1],[3]	(84.9)	[1]	(2.8)	[1]
Change In Unrealized Gains (Losses) Included in Earnings	0	[3]	0	[3]	0	[2]	(1.6)	[2]
Level 3 | Measured at fair value on a recurring basis | Residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance	74.1		186.6		186.6		914.0
Total Realized/Unrealized Gains (Losses) Included in Net income	(5.6)		5.0		4.0		(3.4)
Total Realized/Unrealized Gains (Losses) Included in OCI	(0.6)		(0.4)		5.7		(1.9)
Purchases	112.4		0		2.4		90.2
Issuances	0		0		0		0
Sales	(0.6)		(30.8)		(30.8)		(23.4)
Settlements	(1.0)		(1.2)		(1.2)		(36.4)
Transfers in to Level 3	0	[1],[3]	0.4	[1],[3]	0.4	[1]	11.5	[1]
Fair Value, Assets, ending balance	176.4		68.4		74.1		186.6
Transfers out of Level 3	(2.3)	[1],[3]	(91.2)	[1],[3]	(93.0)	[1]	(764.0)	[1]
Change In Unrealized Gains (Losses) Included in Earnings	(5.7)	[3]	(2.6)	[3]	(3.6)	[2]	(4.8)	[2]
Level 3 | Measured at fair value on a recurring basis | Commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance			0		0		0.1
Total Realized/Unrealized Gains (Losses) Included in Net income					0		0
Total Realized/Unrealized Gains (Losses) Included in OCI					0		0
Purchases					0		0
Issuances					0		0
Sales					0		0
Settlements					0		(0.1)
Transfers in to Level 3					0	[1]	0	[1]
Fair Value, Assets, ending balance					0		0
Transfers out of Level 3					0	[1]	0	[1]
Change In Unrealized Gains (Losses) Included in Earnings					0	[2]	0	[2]
Level 3 | Measured at fair value on a recurring basis | Other asset-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance	115.2		104.5		104.5		2,326.3
Total Realized/Unrealized Gains (Losses) Included in Net income	10.7		12.1		15.6		(263.7)
Total Realized/Unrealized Gains (Losses) Included in OCI	(3.1)		3.7		4.3		178.0
Purchases	0		20.0		0		0.2
Issuances	0		0		0		0
Sales	0		(1.6)		(32.8)		(721.1)
Settlements	(31.6)		(12.3)		(3.2)		(93.8)
Transfers in to Level 3	0.3	[1],[3]	27.9	[1],[3]	27.9	[1]	0	[1]
Fair Value, Assets, ending balance	91.2		153.2		115.2		104.5
Transfers out of Level 3	(0.3)	[1],[3]	(1.1)	[1],[3]	(1.1)	[1]	(1,321.4)	[1]
Change In Unrealized Gains (Losses) Included in Earnings	7.7	[3]	11.5	[3]	6.2	[2]	(24.6)	[2]
Level 3 | Measured at fair value on a recurring basis | Fixed maturities, available-for-sale, including securities pledged
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance	817.7		972.3		972.3		3,375.8
Total Realized/Unrealized Gains (Losses) Included in Net income	5.0		19.9		22.1		(265.9)
Total Realized/Unrealized Gains (Losses) Included in OCI	(1.8)		(14.5)		(10.2)		171.5
Purchases	112.5		35.4		2.9		202.4
Issuances	0		0		0		0
Sales	(15.4)		(47.1)		(78.2)		(783.5)
Settlements	(109.7)		(75.1)		(126.3)		(234.1)
Transfers in to Level 3	82.7	[1],[3]	241.0	[1],[3]	250.4	[1]	597.3	[1]
Fair Value, Assets, ending balance	809.3		908.2		817.7		972.3
Transfers out of Level 3	(81.7)	[1],[3]	(223.7)	[1],[3]	(215.3)	[1]	(2,091.2)	[1]
Change In Unrealized Gains (Losses) Included in Earnings	1.6	[3]	9.5	[3]	3.0	[2]	(31.2)	[2]
Level 3 | Measured at fair value on a recurring basis | Equity securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Assets, Fair Value, beginning balance	55.8		67.6		67.6		82.9
Total Realized/Unrealized Gains (Losses) Included in Net income	(2.5)		(0.5)		(0.5)		0
Total Realized/Unrealized Gains (Losses) Included in OCI	3.8		(0.7)		(1.2)		1.3
Purchases	0.2		5.0		5.0		16.1
Issuances	0		0		0		0
Sales	0		(8.4)		(8.3)		(4.2)
Settlements	0		0		0		0
Transfers in to Level 3	51.8	[1],[3]	0	[1],[3]	2.4	[1]	0	[1]
Transfers out of Level 3	(51.4)	[1],[3]	0	[1],[3]	(9.2)	[1]	(28.5)	[1]
Assets, Fair Value, ending balance	57.7		63.0		55.8		67.6
Change In Unrealized Gains (Losses) Included in Earnings	(1.9)	[3]	0	[3]	(0.5)	[2]	0	[2]
Level 3 | Measured at fair value on a recurring basis | Other derivatives, net
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Derivatives, ending balance	70.3		40.7
Fair Value, Derivatives, beginning balance	22.9		(24.8)		(24.8)
Total Realized/Unrealized Gains (Losses) Included in Net income	78.0		18.5
Total Realized/Unrealized Gains (Losses) Included in OCI	0		0
Purchases	20.7		18.3
Issuances	0		0
Sales	0		0
Settlements	(51.3)		34.1
Transfers in to Level 3	0	[1],[3]	0	[1],[3]
Transfers out of Level 3	0	[1],[3]	(5.4)	[1],[3]
Fair Value, Derivatives, ending balance	70.3		40.7
Change In Unrealized Gains (Losses) Included in Earnings	35.9	[3]	16.8	[3]
Level 3 | Measured at fair value on a recurring basis | Fixed indexed annuities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Derivatives, ending balance	(1,566.7)	[4]	(1,442.5)	[4]	(1,434.3)	[4],[5]	(1,304.9)	[4],[5],[6]
Fair Value, Derivatives, beginning balance	(1,434.3)	[4],[5]	(1,304.9)	[4],[5],[6]	(1,304.9)	[4],[5],[6]	(1,178.2)	[6]
Total Realized/Unrealized Gains (Losses) Included in Net income	(116.4)	[4]	(172.6)	[4]	(177.5)	[5]	(114.1)	[6]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[4]	0	[4]	0	[5]	0	[6]
Purchases	0	[4]	0	[4]	0	[5]	0	[6]
Issuances	(71.2)	[4]	82.6	[4]	(94.5)	[5]	(135.4)	[6]
Sales	0	[4]	0	[4]	0	[5]	0	[6]
Settlements	55.2	[4]	117.6	[4]	142.6	[5]	122.8	[6]
Transfers in to Level 3	0	[1],[3],[4]	0	[1],[3],[4]	0	[1],[5]	0	[1],[6]
Transfers out of Level 3	0	[1],[3],[4]	0	[1],[3],[4]	0	[1],[5]	0	[1],[6]
Fair Value, Derivatives, ending balance	(1,566.7)	[4]	(1,442.5)	[4]	(1,434.3)	[4],[5]	(1,304.9)	[4],[5],[6]
Change In Unrealized Gains (Losses) Included in Earnings	0	[3],[4]	0	[3],[4]	0	[2],[5]	0	[2],[6]
Level 3 | Measured at fair value on a recurring basis | GMAB/GMWB/GMWBL
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Derivatives, ending balance	(1,175.9)	[4]	(1,978.1)	[4]	(2,035.5)	[4]	(2,272.2)	[4],[5],[6]
Fair Value, Derivatives, beginning balance	(2,035.5)	[4]	(2,272.2)	[4],[5],[6]	(2,272.2)	[4],[5],[6]	(500.2)	[6]
Total Realized/Unrealized Gains (Losses) Included in Net income	965.2	[4]	410.0	[4]	390.3	[5]	(1,618.5)	[6]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[4]	0	[4]	0	[5]	0	[6]
Purchases	0	[4]	0	[4]	0	[5]	0	[6]
Issuances	(105.9)	[4]	(116.1)	[4]	(154.1)	[5]	(155.6)	[6]
Sales	0	[4]	0	[4]	0	[5]	0	[6]
Settlements	0.3	[4]	0.2	[4]	0.6	[5]	2.1	[6]
Transfers in to Level 3	0	[1],[3],[4]	0	[1],[3],[4]	0	[1],[5]	0	[1],[6]
Transfers out of Level 3	0	[1],[3],[4]	0	[1],[3],[4]	0	[1],[5]	0	[1],[6]
Fair Value, Derivatives, ending balance	(1,175.9)	[4]	(1,978.1)	[4]	(2,035.5)	[4]	(2,272.2)	[4],[5],[6]
Change In Unrealized Gains (Losses) Included in Earnings	0	[3],[4]	0	[3],[4]	0	[2],[5]	0	[2],[6]
Level 3 | Measured at fair value on a recurring basis | GMAB/GMWB/GMWBL | Scenario, Previously Reported
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Derivatives, ending balance					(2,035.4)
Fair Value, Derivatives, ending balance					(2,035.4)
Level 3 | Measured at fair value on a recurring basis | Stabilizer (Investment Only) and MCG Contracts
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Derivatives, ending balance	(11.0)	[4]	(113.0)	[4]	(102.0)	[4],[5]	(221.0)	[4],[5],[6]
Fair Value, Derivatives, beginning balance	(102.0)	[4],[5]	(221.0)	[4],[5],[6]	(221.0)	[4],[5],[6]	(3.0)	[6]
Total Realized/Unrealized Gains (Losses) Included in Net income	95.6	[4]	112.0	[4]	124.5	[5]	(212.5)	[6]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[4]	0	[4]	0	[5]	0	[6]
Purchases	(4.6)	[4]	(4.0)	[4]	(5.5)	[5]	(5.5)	[6]
Issuances	0	[4]	0	[4]	0	[5]	0	[6]
Sales	0	[4]	0	[4]	0	[5]	0	[6]
Settlements	0	[4]	0	[4]	0	[5]	0	[6]
Transfers in to Level 3	0	[1],[3],[4]	0	[1],[3],[4]	0	[1],[5]	0	[1],[6]
Transfers out of Level 3	0	[1],[3],[4]	0	[1],[3],[4]	0	[1],[5]	0	[1],[6]
Fair Value, Derivatives, ending balance	(11.0)	[4]	(113.0)	[4]	(102.0)	[4],[5]	(221.0)	[4],[5],[6]
Change In Unrealized Gains (Losses) Included in Earnings	0	[3],[4]	0	[3],[4]	0	[2],[5]	0	[2],[6]
Level 3 | Measured at fair value on a recurring basis | Assets held in separate accounts
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Reconciliation Calculation [Roll Forward]
Fair Value, Assets, beginning balance			16.1	[7]	16.1	[7]
Assets, Fair Value, beginning balance	16.3	[7]	16.1	[7]	16.1	[7]	22.3	[7]
Total Realized/Unrealized Gains (Losses) Included in Net income	0	[7]	0.6	[7]	0.3	[7]	0	[7]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[7]	0	[7]	0	[7]	0	[7]
Purchases	7.9	[7]	0.2	[7]	16.3	[7]	9.8	[7]
Issuances	0	[7]	0	[7]	0	[7]	0	[7]
Sales	(10.1)	[7]	(10.1)	[7]	(8.3)	[7]	(3.4)	[7]
Settlements	0	[7]	0	[7]	0	[7]	0	[7]
Transfers in to Level 3	2.2	[1],[3],[7]	1.6	[1],[3],[7]	0	[1],[7]	0	[1],[7]
Fair Value, Assets, ending balance			8.4	[7]			16.1	[7]
Transfers out of Level 3	(9.9)	[1],[3],[7]	0	[1],[3],[7]	(8.1)	[1],[7]	(12.6)	[1],[7]
Assets, Fair Value, ending balance	6.4	[7]			16.3	[7]	16.1	[7]
Change In Unrealized Gains (Losses) Included in Earnings	0.1	[3],[7]
Change In Unrealized Gains (Losses) Included in Earnings			$ 0.9	[3],[7]	$ 0.6	[2],[7]	$ 0.1	[2],[7]

[1]	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
[2]	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
[3]	For financial instruments still held as of September 30, amounts are included in Net investment income and Total net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[4]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Condensed Consolidated Statements of Operations.
[5]	(losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
[6]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
[7]	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.